Shareholders' equity (Details) - Schedule of option plan and compensation plan	12 Months Ended
Dec. 31, 2022 $ / shares shares
Shareholders' equity (Details) - Schedule of option plan and compensation plan [Line Items]
Grantees	4,813
Exercised	(104)
Cancelled	(58)
Current	4,651
B8 [Member]
Shareholders' equity (Details) - Schedule of option plan and compensation plan [Line Items]
Grant date	May 31, 2021
1st exercise date	Jun. 01, 2024
Strike price on the grant date (in reais) (in Dollars per share) | $ / shares	$ 0.01
Grantees	363
Exercised	(20)
Cancelled	(29)
Current	314
C8 [Member]
Shareholders' equity (Details) - Schedule of option plan and compensation plan [Line Items]
Grant date	May 31, 2021
1st exercise date	Jun. 01, 2024
Strike price on the grant date (in reais) (in Dollars per share) | $ / shares	$ 13.39
Grantees	363
Exercised	(20)
Cancelled	(29)
Current	314
B9 [Member]
Shareholders' equity (Details) - Schedule of option plan and compensation plan [Line Items]
Grant date	May 31, 2022
1st exercise date	Jun. 01, 2025
Strike price on the grant date (in reais) (in Dollars per share) | $ / shares	$ 0.01
Grantees	2,163
Exercised	(32)
Cancelled
Current	2,131
C9 [Member]
Shareholders' equity (Details) - Schedule of option plan and compensation plan [Line Items]
Grant date	May 31, 2022
1st exercise date	Jun. 01, 2025
Strike price on the grant date (in reais) (in Dollars per share) | $ / shares	$ 12.53
Grantees	1,924
Exercised	(32)
Cancelled
Current	1,892